Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 85,269,432	$ 87,927,726
Restricted cash	110,252	880,358
Accounts receivable	6,797,096	7,768,381
Inventories	9,838,933	8,456,295
Prepaid expenses and other current assets	30,156,546	7,779,378
TOTAL CURRENT ASSETS	132,172,259	112,812,138
NON-CURRENT ASSETS:
Property, plant and equipment, net	78,840,052	79,568,773
Intangible assets, net	47,602	47,094
Land-use rights, net	603,581	605,343
Right-of-use assets	3,520,386	300,664
Other non-current assets, net	105,570	157,076
TOTAL NON-CURRENT ASSETS	83,117,191	80,678,950
TOTAL ASSETS	215,289,450	193,491,088
CURRENT LIABILITIES:
Short-term loans	11,010,854	6,712,972
Long-term loans	3,818,049	10,506,144
Accounts payable	10,032,277	8,095,509
Notes payable	367,505	2,934,527
Deferred income	32,175	46,874
Accrued expenses and other payables	2,154,216	3,195,138
Taxes payable	276,897	3,603
Lease liabilities	9,765	87,648
TOTAL CURRENT LIABILITIES	27,701,738	31,582,415
NON-CURRENT LIABILITIES:
Long-term loans	13,974,489	4,335,336
Lease liabilities	5,833	278,282
Deferred tax liabilities	1,729,774	1,550,063
TOTAL NON-CURRENT LIABILITIES	15,710,096	6,163,681
TOTAL LIABILITIES	43,411,834	37,746,096
COMMITMENTS AND CONTINGENCIES (NOTE 19)
SHAREHOLDERS’ EQUITY
Ordinary shares (No par value; 50,330,928 and 50,023,428 shares issued and outstanding as of December 31, 2025 and 2024)
Additional paid-in capital	44,127,247	42,997,303
Statutory reserve	13,580,630	12,087,066
Accumulated other comprehensive loss	(2,218,614)	(9,307,406)
Retained earnings	116,388,353	109,968,029
TOTAL SHAREHOLDERS’ EQUITY	171,877,616	155,744,992
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 215,289,450	$ 193,491,088